ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income Loss
Cumulative foreign currency translation	$ 413	$ 410	$ 403
Gross unamortized experience gain - post employment liability	1,847	983	983
Tax effect unamortized experience gain - post employment liability	(485)	(259)	(259)
Accumulated other comprehensive income	$ 1,775	$ 1,134	$ 1,127